CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS - Schedule Showing Break-down of the Company's Total Short-term Investment and Long-term Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS
Total investments	$ 0	$ 3,129
Total Investments	2,100	5,224
Cost Method Investments
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS
Total investments		3,129
Available-for-sale Securities
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS
Total Investments using Trading Method	2,100	2,095
UTStarcom Hong Kong Holdings Ltd. | Cost Method Investments
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS
Total investments		3,129
UTStarcom Hong Kong Holdings Ltd. | Available-for-sale Securities
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS
Total Investments using Trading Method	$ 2,100
Aceland
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS
Total Investments using Trading Method		2,100
Aceland | Available-for-sale Securities
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS
Total Investments using Trading Method		$ 2,095